Revenue - Capitalized Contract Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Capitalized costs to obtain a contract, net	$ 25,766	$ 23,062
Amortization of costs to obtain a contract	$ 11,432	$ 8,693	$ 0